Leases (Tables)	12 Months Ended
Jun. 30, 2021
Presentation of leases for lessee [abstract]
Summary of Lease Asset and Liability	The consolidated balance sheet shows the following amounts relating to leases:

	Consolidated	Consolidated
	June 30, 2021	June 30, 2020
Right-of-use Assets	$	$

Buildings	268,813	201,215

	268,813	201,215

Summary of Aging of Lease Liabilities

Lease Liabilities	Consolidated June 30, 2021 $	Consolidated June 30, 2020 $

Current	208,194	129,412
Non-current	80,113	132,971

Balance at June 30, 2021	288,307	262,383

Summary of Recognised ROU Assets
The recognised ROU assets are comprised solely of property leases in Germany and France. Movements during the fiscal years June 30, 2021 and June 30, 2020 are as follows:

ROU asset	A$
Initial value of ROU asset recognised as at July 1, 2019	336,090
Less: lease incentives	(12,215)

Net ROU asset recognised under AASB 16 (IFRS 16) as at July 1, 2019	323,875

Depreciation for the fiscal year ended June 30, 2020	(126,712)
Foreign exchange differences	4,052

Closing balance of ROU asset as at June 30, 2020	201,215

Closing balance of ROU asset as at July 1, 2020	201,215
Lease addition and modification for the fiscal year ended June 30, 2021	254,461
Depreciation for the fiscal year ended June 30, 2021	(181,374)
Foreign exchange differences	(5,489)

Closing balance of ROU asset as at June 30, 202 1	268,813

Summary of Movement of Lease Liabilities
For the fiscal years June 30, 2021 and June 30, 2020, movement of lease liabilities and aging presentation are as follows:

	Consolidated	Consolidated
	June 30, 2021	June 30, 2020
Lease Liabilities Reconciliation	$	$

Opening Balance	262,383	336,090
Lease additions and modifications	248,063	—
Interest charged for the year	13,382	10,457
Disposals	—	—
Principal paid for the year	(214,378)	(77,541)
Interest expense paid for the year	(13,154)	(6,295)
Foreign exchange adjustments	(7,989)	(328)

Closing Balance	288,307	262,383

Summary of Maturity Analysis of Lease Liabilities

	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total contractual	Carrying amount
Lease Liabilities	$	$	$	$	cashflows	$
2021	215,005	78,455	—	—	293,460	288,307
2020	137,025	136,154	—	—	273,179	262,383